Related-party Transactions - Schedule of Amounts Related to Balances with Related Parties (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Receivables	$ 24	$ 15
Payables	$ 24	$ 30